Fair value measurements - Summary of Warrants (Detail) - Warrant - USD ($)			3 Months Ended				12 Months Ended
	Nov. 13, 2019	Nov. 05, 2019	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Beginning Balance			$ 34,042,250	$ 25,427,625	$ 16,413,500	$ 21,807,000	$ 21,807,000	$ 0
Initial measurement		$ 13,037,500						13,037,500
Change in valuation inputs or other assumptions			1,689,625	8,614,625	9,014,125	(5,393,000)	13,924,875	6,999,875
Ending Balance			35,731,875	34,042,250	25,427,625	16,413,500	35,731,875	21,807,000
Private Placement
Class of Warrant or Right [Line Items]
Beginning Balance			11,904,750	8,824,500	5,661,000	7,575,750	7,575,750	0
Initial measurement		4,650,000						4,650,000
Change in valuation inputs or other assumptions			582,750	3,080,250	3,163,500	(1,914,750)	4,911,750	2,414,250
Ending Balance			12,487,500	11,904,750	8,824,500	5,661,000	12,487,500	7,575,750
Public Warrants
Class of Warrant or Right [Line Items]
Beginning Balance			22,137,500	16,603,125	10,752,500	14,231,250	14,231,250	0
Initial measurement		$ 8,387,500						8,387,500
Change in valuation inputs or other assumptions			1,106,875	5,534,375	5,850,625	(3,478,750)	9,013,125	4,585,625
Ending Balance			$ 23,244,375	$ 22,137,500	$ 16,603,125	$ 10,752,500	$ 23,244,375	14,231,250
Over-Allotment Option
Class of Warrant or Right [Line Items]
Initial measurement	$ 1,769,625							1,769,625
Over-Allotment Option | Private Placement
Class of Warrant or Right [Line Items]
Initial measurement	511,500							511,500
Over-Allotment Option | Public Warrants
Class of Warrant or Right [Line Items]
Initial measurement	$ 1,258,125							$ 1,258,125